Segmented information	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segmented information [Text Block]

17. Segmented information

Operating segments

The Company operates in a single reportable operating segment - the acquisition, exploration and development of mineral properties.

Geographic segments

All of the Company's assets are located in Canada.